Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments

10. Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $855.9 million at December 31, 2012 ($775.7 million at December 31, 2011) and is recorded in other assets in the consolidated balance sheets.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (Duferdofin Nucor), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2012 was $454.1 million ($493.9 million at December 31, 2011). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $53.0 million at December 31, 2012, resulting in a basis difference of $401.1 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($319.1 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up were $11.1 million in 2012 ($11.5 million in 2011 and in 2010).

As of December 31, 2012, Nucor had outstanding notes receivable of €35 million ($46.3 million) from Duferdofin Nucor (€30 million as of December 31, 2011). The notes receivable bear interest at 1.69% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2016. Accordingly, the notes receivable were classified in other assets in the consolidated balance sheets as of December 31, 2012.

Nucor has issued a guarantee for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement that matures on October 26, 2013. The maximum amount that Duferdofin Nucor can borrow under Facility A is €112.5 million, and as of December 31, 2012, Duferdofin Nucor had €102.0 million ($134.8 million) outstanding under that facility. If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantee. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under the Structured Trade Finance Facilities Agreement. Nucor has not recorded any liability associated with the guarantee.

NUMIT

Nucor has a 50% economic and voting interest in NuMit LLC. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members. The acquisition did not result in a significant amount of goodwill or intangible assets.

Nucor’s investment in NuMit at December 31, 2012 was $288.4 million ($259.3 million as of December 31, 2011), which is comprised of the purchase price of approximately $221.3 million plus subsequent additional capital contributions and equity method earnings less distributions since acquisition. Nucor also has recorded a $40.0 million note receivable from Steel Technologies LLC that bears interest at 1.26% and resets quarterly to the three-month London Interbank Offered Rate (LIBOR) plus 90 basis points. The principal amount is due on October 21, 2014. In addition, Nucor has extended a $130.0 million line of credit (of which $47.0 million was outstanding at December 31, 2012) to Steel Technologies. As of December 31, 2012, the amounts outstanding on the line of credit bear interest at 1.83% and mature on April 1, 2013. The note receivable was classified in other assets and the amount outstanding on the line of credit was classified in other current assets in the consolidated balance sheets.

HUNTER RIDGE

In November 2012, Nucor acquired a 50% economic and voting interest in Hunter Ridge. Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling program. Nucor accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in Hunter Ridge at December 31, 2012 was $95.4 million (none at December 31, 2011). The acquisition did not result in a significant amount of goodwill or intangible assets.

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. In the second quarter of 2012, Nucor concluded that a triggering event had occurred requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel, the escalated economic and political turmoil in Europe and continued operating performance well below budgeted levels through the first half of 2012. Duferdofin Nucor’s updated unfavorable forecast of future operating performance was also a contributing factor. After completing its assessment, Nucor determined that the carrying amount exceeded its estimated fair value and recorded a $30.0 million impairment charge against the Company’s investment in Duferdofin Nucor in the second quarter of 2012. This charge is included in impairment of non-current assets in the consolidated statements of earnings. In the fourth quarter of 2012, Nucor reassessed its equity investment in Duferdofin Nucor for impairment. After completing its assessment, the Company determined that the estimated fair value exceeded its carrying amount and that there was no need for further impairment. The assumptions that most significantly affect the fair value determination include projected revenues and the discount rate. Steel market conditions in Europe have continued to be challenging through the fourth quarter of 2012, and, therefore, it is reasonably possible that based on actual performance in the near term the estimates used in our fourth quarter valuation could change and result in further impairment of our investment.

In the third quarter of 2011, the Company concluded that an equity investment in a dust recycling project had been impaired, resulting in an impairment charge of $13.9 million. This charge is included in impairment of non-current assets in the consolidated statements of earnings.

In December 2010, Nucor and its joint venture partners agreed to permanently close the HIsmelt plant in Kwinana, Western Australia. Nucor has a 25% interest in the joint venture that will be terminated. Nucor recorded a pre-tax charge of $10.0 million in the fourth quarter of 2010 (none in 2012 and 2011) in marketing, administrative and other expenses for its portion of the estimated closure costs.